Other Income / Expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of finance cost
a) Finance Costs

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Interest on loans and borrowings	$786,061	$247,525	$1,917,618	$781,033
Interest on convertible debentures	609,756	1,320,886	3,064,106	4,426,119
Interest on lease liabilities	108,031	70,899	309,448	225,753
Transaction costs expensed	115,856	76,324	364,501	530,898
Other finance costs (income)	(18,566)	(3,199)	34,095	(68,855)

Total finance costs	$1,601,138	$1,712,435	$5,689,768	$5,894,948

	Year Ended December 31,

	2021	2020	2019

Interest on loans and borrowings (Note 12)	$1,179,234	$1,272,512	$918,682

Interest on convertible debentures (Note 14)	5,740,346	4,410,206	2,130,247

Interest on lease liabilities (Note 8)	137,245	350,792	168,571

Transaction costs expensed 1	1,471,219	–	–

Other finance costs	90,750	–	–

Total finance costs	$8,618,794	$6,033,510	$3,217,500

1
Transaction costs include costs incurred associated with financing or equity transactions that are not otherwise netted against the debt or equity instrument. The majority of costs are associated with the USD brokered public offering (Note 19(a)), the 2021 Debentures (Note 14(b)), the Fiera term loan amendment (Note 12) and the ATB facility amendment (Note 13). See Note 31 (a) and (b) for subsequent changes to Fiera loan.

Summary of (gains) losses on change in fair value of derivatives
b) Fair value (gain) loss on derivatives

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Gain on warrant liability remeasurement 1	$(2,359,935)	$(280,177)	$(7,359,015)	$(280,177)
Gain on embedded derivatives 2	(4,122)	372,115	(36,641)	(791,944)
Loss on substantial modification and conversion	—	8,571,881	—	8,571,881
Deferred charge loss 2	—	—	—	1,615,102

Total fair value (gain) loss on derivatives	$(2,364,057)	$8,663,819	$(7,395,656)	$9,114,862

1	Unrealized change in fair value (Note 12).
2	Associated with the 2021 Debentures. Transactions detailed in the 2021 Annual Financial Statements.

Year Ended December 31,

2021

Gain on embedded derivatives 1	$(784,261)

Deferred charge loss 1	1,615,102

Loss on substantial modification and conversion 1	8,571,881

Gain on warrant liability remeasurement (Note 15) 2	(3,362,601)

Total	$6,040,121

1	Associated with the 2021 Debentures (Note 14(b)) of which the majority is realized at December 31, 2021.

2	Change in fair value unrealized (Note 26).

Summary of other income
c) Other income

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Government assistance 1	$—	$(1,612,053)	$(637,942)	$(3,729,796)
Government loan forgiveness	—	(787,699)	—	(1,086,781)
Derecognition of contingent consideration	(368,806)	(1,973)	(368,806)	(574,235)
Fair value adjustment to royalty receivable 2	(3,394,455)	—	(3,394,455)	—
Loss on deconsolidation of subsidiary 2	210,488	—	210,488	—
Other	(117,537)	(4,809)	(141,887)	(81,030)

Total other income	$(3,670,310)	$(2,406,534)	$(4,332,602)	$(5,471,842)

1	Majority of government assistance are grants from the Canadian Government for wage and rental subsidies.
2	See Note 15.

	Year Ended December 31,

	2021	2020	2019

Government assistance 1	$(4,201,822)	$(2,775,677)	$–

US Government loan forgiveness 2 (Note 16)	(1,825,237)	(124,507)	–

Derecognition of contingent consideration (Note 18)	(1,010,024)	–	–

Other	(89,014)	(32,158)	(167,913)

Total other income	$(7,126,097)	$(2,932,342)	$(167,913)

1
Majority represents amounts received from the Canadian Government for wage and rental subsidies associated with COVID-19. The amount of government assistance available is dependent on the programs in place and the Company’s eligibility for these programs.

2	Includes other income recognized as below market interest rate benefit.